Financial instruments - Financial assets at amortized cost (Details) - Financial assets at amortized cost - GBP (£) £ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Financial assets
Carrying value	£ 71,731	£ 136,208
Fair value	71,731	136,208
Cash and cash equivalents
Financial assets
Carrying value	48,680	62,927
Fair value	48,680	62,927
Short term deposits
Financial assets
Carrying value		59,886
Fair value		59,886
Trade and other receivables
Financial assets
Carrying value	21,351	11,695
Fair value	21,351	11,695
Restricted cash
Financial assets
Carrying value	1,700	1,700
Fair value	£ 1,700	£ 1,700